Pension and Postretirement Benefits - Schedule of Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost (Detail) (Other postretirement benefit obligations [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Other postretirement benefit obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Transition obligation (asset)
Net loss	805
Prior service cost (credit)
Total amounts expected to be recognized during 2012	$ 805